Offsets	Nov. 08, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Sandstorm Gold Ltd.
Form or Filing Type	F-10
File Number	333-267554
Initial Filing Date	Sep. 22, 2022
Fee Offset Claimed	$ 37,815
Security Type Associated with Fee Offset Claimed	Other
Security Title Associated with Fee Offset Claimed	Common Shares, Debt Securities, Warrants, Subscription Receipts or Units of the Registrant
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 407,919,500
Termination / Withdrawal Statement	The Registrant previously paid $46,350 in registration fees (Registrant transferred funds of $2,843 and used offsets of $43,507 for the remainder of the fee) with respect to the Registration Statement on Form F-10 (File No. 333-267554) initially filed on September 22, 2022 pertaining to the registration of $500,000,000 of securities of the Registrant (the “Prior Registration Statement”), of which $38,927.51 in registration fees remains unutilized and, accordingly, pursuant to Rule 457(p) under the Securities Act, $37,815 is being offset against the total registration fee due for this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Sandstorm Gold Ltd.
Form or Filing Type	F-10
File Number	333-267554
Filing Date	Sep. 22, 2022
Fee Paid with Fee Offset Source	$ 2,843
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Sandstorm Gold Ltd.
Form or Filing Type	F-10
File Number	333-237619
Filing Date	Apr. 09, 2020
Fee Paid with Fee Offset Source	$ 21,190
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Sandstorm Gold Ltd.
Form or Filing Type	F-10
File Number	333-229756
Filing Date	Feb. 20, 2019
Fee Paid with Fee Offset Source	$ 1,060
Offset: 5
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Sandstorm Gold Ltd.
Form or Filing Type	F-10
File Number	333-215009
Filing Date	Dec. 09, 2016
Fee Paid with Fee Offset Source	$ 15,722